CONSOLIDATED FINANCIAL STATEMENT DETAILS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other income (expense), net
Gain on sales of long-term investments	$ 35,856	$ 3,326	$ 1,974
Interest income	2,608	3,462	5,205
Foreign currency exchange (losses) gains, net	(2,883)	(1,050)	3,660
Impairment of long-term investments	(5,268)	(8,685)
Non-income tax refunds related to Match Europe, which was sold in 2009			4,630
Other	(4)	(65)	21
Other income (expense), net	$ 30,309	$ (3,012)	$ 15,490